Consolidated Interim Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Cash flow from operations	$ 6,832	$ 7,539
Interest on loans and borrowings paid	(397)	(369)
Cash received on settlement of derivatives, net	124	172
Payments related to the Brumadinho event	(400)	(621)
Payments related to de-characterization of dams	(251)	(173)
Interest on participative shareholders' debentures paid	(149)	(127)
Income taxes (including settlement program) paid	(972)	(911)
Net cash generated by operating activities	4,787	5,510
Cash flow from investing activities:
Capital expenditures	(2,723)	(2,338)
Payments related to the Samarco dam failure	(191)	(108)
Cash received (payments) from disposal of investments, net	2,610	(67)
Dividends received from associates and joint ventures	42	105
Short-term investment	(16)	12
Other investing activities, net	(1)	3
Net cash used in investing activities	(279)	(2,393)
Cash flow from financing activities:
Loans and borrowings from third parties	1,960	1,800
Payments of loans and borrowings from third parties	(592)	(620)
Payments of leasing	(85)	(92)
Dividends and interest on capital paid to Vale’s shareholders	(2,328)	(1,795)
Dividends and interest on capital paid to noncontrolling interest		(8)
Shares buyback program	(389)	(2,124)
Acquisition of additional stake in VOPC		(130)
Net cash used in financing activities	(1,434)	(2,969)
Net increase in cash and cash equivalents	3,074	148
Cash and cash equivalents in the beginning of the period	3,609	4,736
Effect of exchange rate changes on cash and cash equivalents	(204)	99
Cash and cash equivalents at end of the period	$ 6,479	$ 4,983